Receivables from Customers (Tables)	6 Months Ended
Sep. 30, 2024
Receivables from Customers [Abstract]
Schedule of Receivables from Customers	As of September 30, 2024 and March 31, 2024, receivables from customers consisted of the following:
	September 30, 2024	March 31, 2024
	(unaudited)
Receivable due from trading solution services	$3,923,517	$3,510,142
Less: allowance for credit losses	-	-
	$3,923,517	$3,510,142